Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment of intangible assets			£ 12,369
Impairment of financial asset	207
Provision against future loss on loan agreement	207
Fee and commission income (expense)	106	88	87
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts	44	44	43
Other services	70		7
Fee and commission income expense 2			15
Fee payable other services 1	67	41	171
Foreign exchange loss	9	12	96
Profit/(Loss) on disposal of property, plant and equipment	14	(42)	(226)
Equity settled share-based payment*	123	89	(404)
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	162	198	1,064
Depreciation of right of use asset	151	165	110
Amortisation of intangible assets software	3		8
Administrative Costs [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	12	15	25
Depreciation of right of use asset	15	25	8
Amortisation of intangible assets software			£ 2